CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Other comprehensive income, tax	¥ 0	¥ 0
Foreign currency translation difference, tax	¥ 0	¥ 0